PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION- Condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating Expenses
General and administrative expenses	¥ (535,111)	$ (82,009)	¥ (415,277)	¥ (462,637)
Changes in the fair value of contingent purchase consideration payables				13,905
Operating loss	116,604	17,871	182,234	237,479
Changes in the fair value of convertible promissory notes	(2,544,220)	(389,919)
Loss before income taxes	(2,570,923)	(394,010)	(175,809)	(162,325)
Comprehensive loss attributable to 21Vianet Group, Inc.	(2,842,786)	(435,674)	(190,367)	(116,413)
Income tax expenses	(109,336)	(16,756)	(5,437)	(24,411)
Net loss attributable to the 21Vianet Group, Inc.	(2,709,347)	(415,224)	(182,292)	(205,065)
Parent Company
Operating Expenses
General and administrative expenses	(94,175)	(14,433)	(44,490)	(65,949)
Changes in the fair value of contingent purchase consideration payables				13,905
Operating loss	(94,175)	(14,433)	(44,490)	(52,044)
Other loss	(168,656)	(25,846)	(274,572)	(262,186)
Changes in the fair value of convertible promissory notes	(2,544,220)	(389,919)
Share of profits from subsidiaries and Consolidated VIEs	97,704	14,974	136,770	109,165
Loss before income taxes	(2,709,347)	(415,224)	(182,292)	(205,065)
Comprehensive loss attributable to 21Vianet Group, Inc.		(435,674)	(190,367)	(116,413)
Income tax expenses	0	0	0	0
Net loss attributable to the 21Vianet Group, Inc.	(2,709,347)	$ (415,224)	¥ (182,292)	¥ (205,065)
Reportable Legal Entities [Member] | Parent Company
Operating Expenses
Comprehensive loss attributable to 21Vianet Group, Inc.	(2,842,786)
Net loss attributable to the 21Vianet Group, Inc.	¥ (2,709,347)